RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Xiaomi Communication, Information, Technology
CONSOLIDATED STATEMENTS OF OPERATIONS
Unbilled receivables	$ 0	$ 3
Whale Microelectronics
CONSOLIDATED STATEMENTS OF OPERATIONS
Total consideration	3,006
Transfer of intangible assets	$ 471	$ 1,052